Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows From Operating Activities:
Net Loss	$ (3,620,136)	$ (880,243)	$ (2,909,850)	$ (1,168,977)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	13,118	13,403	30,781	26,632
Gain on forgiveness of debt				(19,924)
Imputed interest - related party	21,972	10,457	22,337	11,909
Fair value of options issued for services	2,655,124		696,934
Warrants issued/(cancelled) to consultants		(19,915)	(19,915)	72,575
Changes in operating assets and liabilities:
Decrease (Increase) in prepaid expenses	23,273	(28,387)	(24,887)	(2,394)
(Increase) in accounts receivables, net				25,872
Operating lease right-of-use, net	57,993	30,433	86,326
Increase in accrued expenses and other payables - related party	277,050	373,469	795,633	682,976
(Decrease) Increase in accounts payable	(72,448)	73,420	314,369	136,326
Operating lease liabilities, current	(53,855)	(28,106)	(79,609)
Net Cash Used In Operating Activities	(697,909)	(455,469)	(1,087,881)	(235,005)
Cash Flows From Investing Activities:
Purchase of Fixed Assets and Leasehold Improvements and Domain Name			(100,792)	(11,448)
Net Cash Used In Investing Activities			(100,792)	(11,448)
Cash Flows From Financing Activities:
Proceeds from Notes Payable - related party	550,000	120,000	320,000	242,000
Principal payments on debt	(30,000)	(4,000)	(20,000)
Contributed capital - related party	17,495
Proceeds from SBA Paycheck Protection Loan	90,100
Proceeds from issuance of common stock		1,000,000	1,000,000
Net Cash Provided by Financing Activities	627,595	1,116,000	1,300,000	242,000
Net Increase in Cash	(70,314)	660,531	111,327	(4,453)
Cash at Beginning	125,024	13,697	13,697	18,150
Cash at End	54,710	674,228	125,024	13,697
Supplemental disclosure of cash flow information:
Cash paid for interest				10
Cash paid for taxes
Supplemental disclosure of non-cash investing and financing activities:
Shares issued in connection with cashless warrants exercise			329,622
Settlement of accounts payable with note payable		265,244	265,244
Settlement of accounts payable with stock issuance		281,659	281,659	1,076
Adoption of lease standard ASC 842		$ 559,568	$ 559,568